POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2022
POST-EMPLOYMENT BENEFITS
POST-EMPLOYMENT BENEFITS

13.POST-EMPLOYMENT BENEFITS

The Company provides post-employment benefits for former Canadian employees who retired on immediate pension prior to 1997. The post-employment benefits provided include life insurance and medical and dental benefits as set out in the applicable group policies. No post-employment benefits are provided to employees outside the employee group referenced above. The post-employment benefit plan is not funded.

The effective date of the most recent actuarial valuation of the accrued benefit obligation is October 1, 2020. The amount accrued is based on estimates provided by the plan administrator which are based on past experience, limits on coverage as set out in the applicable group policies and assumptions about future cost trends. The significant assumptions used in the most recent valuation are listed below:

●	Discount rate of 1.75%;
●	Medical cost increase trend rate of 4.09% in 2020, grading up to 5.30% per year by 2026, staying flat at 5.30% per year from 2026 to 2030 and then grading down to 4.05% per year from 2031 through to 2041; and
●	Dental cost increase trend rate of 4.50% in 2020, grading up to 5.30% per year by 2026, staying flat at 5.30% per year from 2026 to 2030 and then grading down to 4.05% per year from 2031 through to 2041.

The post-employment benefits balance consists of:

	At December 31	At December 31
(in thousands)	2022	2021
Accrued benefit obligation	$1,201	$1,274
	$1,201	$1,274

Post-employment benefits-by balance sheet presentation:
Current	$120	$120
Non-current	1,081	1,154
	$1,201	$1,274

The post-employment benefits continuity summary is as follows:

(in thousands)	2022	2021

Balance-January 1	$1,274	$1,361
Accretion (note 21)	22	23
Benefits paid	(95)	(110)
Experience gain adjustment	—	—
Balance-December 31	$1,201	$1,274